SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Other Assets and Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Assets
Fixed assets	$ 154,525	$ 115,392
Accumulated depreciation	(99,412)	(81,548)
Receivables	24,997	65,545
Equity securities	17,627	23,005
Digital currency (Bitcoin)	6,828	16,298
Prepaid compensation, net	13,091	16,626
Prepaid expense	17,418	14,486
Goodwill and intangibles	10,417	9,421
Accumulated amortization	(8,345)	(8,264)
Derivatives	27,105	9,749
Miscellaneous assets, net	9,457	9,885
Other assets	173,708	190,595
Other Liabilities
Current taxes payable	4,204	1,941
Accrued expenses and accounts payable	25,634	16,790
Deferred rent	7,459	7,531
Unearned income	10,694	10,811
Derivatives	932	1,820
Accrued fee liability	30,000	0
Miscellaneous liabilities	9,130	10,937
Total other liabilities	$ 88,053	$ 49,830